Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Supplemental Cash Flow Information
Noncash activities are presented below, including information on transfers affecting MHFS, LHFS, and MSRs.

	Year ended December 31,
(in millions)	2014	2013	2012
Trading assets retained from securitizations of MHFS	$28,604	47,198	85,108
Capitalization of MSRs from sale of MHFS	1,302	3,616	4,988
Transfers from loans to MHFS	11,021	7,610	7,584
Transfers from loans to LHFS	9,849	274	143
Transfers from loans to foreclosed and other assets (1)	4,094	4,470	6,114
Transfers from available-for-sale to held-to-maturity securities	1,810	6,042	—

(1)
Includes $2.5 billion, $2.7 billion and $3.5 billion in transfers of government insured/guaranteed loans for the years ended December 31, 2014, 2013 and 2012, respectively. During fourth quarter 2014, we adopted Accounting Standards Update (ASU) 2014-14, Classification of Certain Government-Guaranteed Mortgage Loans Upon Foreclosure, effective as of January 1, 2014, resulting in the transfer of these loans to accounts receivables for the year ended December 31, 2014.